UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21888
                                                     ---------

                   OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: MAY 31
                                                  ------

                      Date of reporting period: 05/31/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

NOTES
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, OR CALLING US AT 1.800.645.2028. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                  8 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                 9 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     BEGINNING     ENDING       EXPENSES
                                     ACCOUNT       ACCOUNT      PAID DURING
                                     VALUE         VALUE        6 MONTHS ENDED
                                     (12/1/06)     (5/31/07)    MAY 31, 2007 1,2
--------------------------------------------------------------------------------
Class E Actual                       $ 1,000.00    $ 1,026.50   $ 0.56
--------------------------------------------------------------------------------
Class E Hypothetical                   1,000.00      1,024.38     0.56
--------------------------------------------------------------------------------
Class L Actual                         1,000.00      1,027.20     0.56
--------------------------------------------------------------------------------
Class L Hypothetical                   1,000.00      1,024.38     0.56

                                                   ENDING       EXPENSES
                                     BEGINNING     ACCOUNT      PAID DURING
                                     ACCOUNT       VALUE        PERIOD ENDED
                                     VALUE         (5/31/07)    MAY 31, 2007 2,3
--------------------------------------------------------------------------------
Class P Actual                       $ 1,000.00    $ 1,001.50   $ 0.03
--------------------------------------------------------------------------------
Class P Hypothetical                   1,000.00      1,024.43     0.50

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

3. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 11/365 [to reflect the period from May 21, 2007 (inception of offering) to May 31, 2007].

Those expense ratios based on the 6-month period ended May 31, 2007 for Classes E and L and for the period from May 21, 2007 (inception of offering) to May 31, 2007 for Class P are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class E           0.11%
---------------------------
Class L           0.11
---------------------------
Class P           0.10

--------------------------------------------------------------------------------


                10 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS  May 31, 2007
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--24.7%
--------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--4.8%
Citibank NA:
5.30%, 8/2/07                                  $  44,000,000   $     44,000,000
5.30%, 8/3/07                                     30,000,000         30,000,000
5.30%, 8/9/07                                     30,000,000         30,000,000
5.305%, 8/22/07                                   35,000,000         35,000,000
--------------------------------------------------------------------------------
Washington Mutual Bank FA, 5.30%, 8/6/07          50,000,000         50,000,000
                                                               -----------------
                                                                    189,000,000

--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--19.9%
Bank of Montreal Chicago, 5.30%, 6/6/07           50,000,000         50,000,000
--------------------------------------------------------------------------------
Barclays Bank plc, New York:
5.30%, 7/5/07                                     50,000,000         50,000,000
5.305%, 7/12/07                                   50,000,000         50,000,000
5.305%, 8/2/07                                    45,000,000         45,000,000
--------------------------------------------------------------------------------
Calyon, New York:
5.28%, 9/13/07 1                                 100,000,000         99,992,434
5.327%, 8/10/07 1                                 69,000,000         69,003,012
--------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY,
5.30%, 8/3/07                                     50,000,000         50,000,000
--------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland,
Stamford
CT, 5.30%, 8/10/07                                45,000,000         45,000,000
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York:
5.30%, 7/18/07                                    50,000,000         50,000,000
5.30%, 7/20/07                                    50,000,000         50,000,000
5.30%, 7/25/07                                    75,000,000         75,000,000
--------------------------------------------------------------------------------
Societe Generale, New York, 5.30%, 7/30/07        50,000,000         50,000,000
--------------------------------------------------------------------------------
Svenska Handelsbanken NY:
5.295%, 6/5/07                                    55,000,000         55,000,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT Continued
Svenska Handelsbanken NY Continued
5.305%, 8/10/07                                $  50,000,000   $     50,000,480
                                                               -----------------
                                                                    788,995,926

Total Certificates of Deposit
(Cost $977,995,926)                                                 977,995,926

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--29.6%
--------------------------------------------------------------------------------
ABN AMRO North America Finance, Inc.,
5.23%, 8/6/07                                     50,000,000         49,520,583
--------------------------------------------------------------------------------
Bank of America NA, 5.31%, 8/23/07                50,000,000         50,000,000
--------------------------------------------------------------------------------
Calyon North America, Inc., 5.23%, 6/11/07        25,000,000         24,963,681
--------------------------------------------------------------------------------
Deutsche Bank Financial LLC, 5.23%, 7/20/07       50,000,000         49,644,069
--------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
5.23%, 8/27/07 2                                  50,000,000         49,368,042
5.235%, 7/10/07 2                                100,000,000         99,432,875
--------------------------------------------------------------------------------
HBOS Treasury Services plc, Sydney:
5.23%, 8/6/07                                     50,000,000         49,520,583
5.30%, 8/10/07                                    40,000,000         40,000,000
--------------------------------------------------------------------------------
Nationwide Building Society:
5.23%, 6/18/07 2                                  50,000,000         49,876,514
5.23%, 6/29/07 2                                  30,000,000         29,877,967
5.235%, 7/18/07 2                                 10,000,000          9,931,654
5.24%, 7/11/07 2                                  50,000,000         49,708,889
5.35%, 6/21/07 2                                  45,000,000         44,869,125
--------------------------------------------------------------------------------
Societe Generale North America:
5.23%, 8/7/07                                     59,250,000         58,673,284
5.23%, 8/8/07                                     50,000,000         49,506,056
--------------------------------------------------------------------------------
St. George Bank Ltd., 5.235%, 7/3/07 2            50,000,000         49,767,333
--------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.:
5.23%, 7/5/07 2                                   50,000,000         49,753,028
5.235%, 8/24/07 2                                 50,000,000         49,389,250


                11 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Swedbank Mortgage AB:
5.23%, 8/9/07                                  $  75,000,000   $     74,248,187
5.235%, 8/23/07                                   50,000,000         49,396,521
--------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
5.23%, 6/14/07                                    40,000,000         39,924,456
5.23%, 7/3/07                                     38,000,000         37,823,342
5.23%, 8/1/07                                     50,000,000         49,556,903
5.23%, 8/2/07                                     50,000,000         49,549,639
5.23%, 8/6/07                                     20,000,000         19,808,233
                                                               -----------------
Total Direct Bank Obligations
(Cost $1,174,110,214)                                             1,174,110,214

--------------------------------------------------------------------------------
SHORT-TERM NOTES--45.9%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--10.7%
Amsterdam Funding
Corp., 5.27%, 6/12/07 2                           58,000,000         57,906,604
--------------------------------------------------------------------------------
Aquinas Funding LLC, 5.27%, 6/26/07 2             28,701,000         28,595,962
--------------------------------------------------------------------------------
Barton Capital Corp., 5.29%, 6/8/07 2              7,000,000          6,992,827
--------------------------------------------------------------------------------
Chesham Finance LLC, 5.33%, 6/1/07                10,000,000         10,000,000
--------------------------------------------------------------------------------
COVCO, Inc., 5.24%, 8/20/07 2                     25,000,000         24,708,889
--------------------------------------------------------------------------------
Fairway Finance Corp., 5.27%, 6/28/07 2           10,184,000         10,143,748
--------------------------------------------------------------------------------
FCAR Owner Trust I, 5.25%, 6/19/07                40,000,000         39,895,000
--------------------------------------------------------------------------------
FCAR Owner Trust II, 5.25%, 7/26/07               21,500,000         21,327,552
--------------------------------------------------------------------------------
Gemini Securitization Corp., 5.27%, 6/1/07 2      17,089,000         17,089,000
--------------------------------------------------------------------------------
Gotham Funding Corp., 5.28%, 6/22/07 2            14,178,000         14,134,332
--------------------------------------------------------------------------------
GOVCO, Inc., 5.24%, 8/22/07 2                     20,000,000         19,761,289
--------------------------------------------------------------------------------
Legacy Capital LLC, 5.29%, 6/11/07                33,158,000         33,109,460

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Lexington Parker Capital Co. LLC, 5.27%,
7/11/07 2                                      $   3,800,000   $      3,777,749
--------------------------------------------------------------------------------
Solitaire Funding LLC, 5.26%, 6/27/07 2            6,800,000          6,774,168
--------------------------------------------------------------------------------
St.Germain Holdings, Inc.:
5.275%, 6/13/07 3                                 50,000,000         49,912,083
5.275%, 6/21/07 3                                 36,795,000         36,687,170
5.278%, 6/19/07 3                                 22,000,000         21,941,942
--------------------------------------------------------------------------------
Yorktown Capital LLC, 5.27%, 6/27/07 2            21,000,000         20,920,072
                                                               -----------------
                                                                    423,677,847

--------------------------------------------------------------------------------
BEVERAGES--1.0%
Beverage South of Aiken LLC, 5.36%, 6/7/07 1      13,500,000         13,500,000
--------------------------------------------------------------------------------
Henry Cnty., GA Development Authority Revenue
Bonds, Crown Distributing Project,
5.36%, 6/7/07 1                                   25,900,000         25,900,000
                                                               -----------------
                                                                     39,400,000

--------------------------------------------------------------------------------
CAPITAL MARKETS--7.5%
Bear Stearns Cos., Inc., 5.23%, 6/22/07          100,000,000         99,694,917
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.,
Series C, 5.485%, 10/19/07 1                      50,000,000         50,029,134
--------------------------------------------------------------------------------
Morgan Stanley:
5.23%, 8/3/07                                     75,000,000         74,313,563
5.23%, 8/10/07                                    40,000,000         39,593,222
--------------------------------------------------------------------------------
Morgan Stanley,
Series F, 5.484%, 1/18/08 1                       32,930,000         32,961,547
                                                               -----------------
                                                                    296,592,383
--------------------------------------------------------------------------------
CHEMICALS--1.3%
BASF AG, 5.23%, 7/9/07 2                          50,000,000         49,723,972


                12 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
Bank of America Corp.:
5.23%, 8/10/07                                    $  50,000,000  $   49,491,528
5.24%, 8/28/07                                       50,000,000      49,359,556
                                                                 ---------------
                                                                     98,851,084

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.7%
HSBC Finance Corp.:
5.23%, 7/9/07                                        50,000,000      49,723,972
5.23%, 8/8/07                                        50,000,000      49,506,056
5.23%, 8/10/07                                       50,000,000      49,491,528
                                                                 ---------------
                                                                    148,721,556

--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Mississippi Business Finance Corp.,
Industrial Development Revenue
Bonds, Shuqualak Lumber Co., Inc. Project,
Series 2003, 5.33%, 6/7/07 1                         17,340,000      17,340,000
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Bronson Lifestyle Improvement & Research Center,
5.33%, 6/1/07 1                                      17,055,000      17,055,000
--------------------------------------------------------------------------------
INSURANCE--1.3%
ING America Insurance Holdings, Inc.:
5.23%, 7/30/07                                       25,000,000      24,785,510
5.23%, 8/9/07                                        25,884,000      25,624,534
                                                                 ---------------
                                                                     50,410,044

--------------------------------------------------------------------------------
LEASING & FACTORING--3.7%
American Honda Finance Corp.:
5.316%, 12/6/07 1,3                                  45,000,000      45,000,000
5.327%, 11/9/07 1,3                                  50,000,000      50,000,000
5.33%, 8/12/07 1,3                                   50,000,000      50,000,000
                                                                 ---------------
                                                                    145,000,000

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Tifton Mall, Inc.,
5.35%, 6/7/07 1                                   $   5,980,000  $    5,980,000
--------------------------------------------------------------------------------
MUNICIPAL--1.2%
City Parc at Golden Triangle Ltd. Partnership,
5.34%, 6/7/07 1                                       5,525,000       5,525,000
--------------------------------------------------------------------------------
Gwinnett Instructional
SC LLC, 5.33%, 6/7/07 1                              20,000,000      20,000,000
--------------------------------------------------------------------------------
Las Vegas, NV Economic Development
Revenue Bonds, Keep Memory Alive,
Series B, 5.35%, 6/7/07 1                             3,400,000       3,400,000
--------------------------------------------------------------------------------
Pinnacle Ridge Apts. Ltd. Partnership,
5.32%, 6/7/07 1                                       1,500,000       1,500,000
--------------------------------------------------------------------------------
Richmond, VA Redevelopment & Housing Authority
Revenue Refunding Bonds, Old Manchester Project,
Series B, 5.40%, 6/1/07 1                             1,810,000       1,810,000
--------------------------------------------------------------------------------
Thayer Properties LLC,
5.36%, 6/7/07 1                                      11,395,000      11,395,000
--------------------------------------------------------------------------------
Woodland Park Apartments,
5.35%, 6/7/07 1                                       2,380,000       2,380,000
                                                                 ---------------
                                                                     46,010,000

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--3.0%
Procter & Gamble Co. International Funding,
5.24%, 6/13/07 2                                     10,000,000       9,982,533
--------------------------------------------------------------------------------
Reckitt Benckiser plc:
5.235%, 7/24/07 2                                    22,000,000      21,830,444
5.24%, 6/13/07 2                                     64,600,000      64,487,165
5.25%, 6/15/07 2                                     24,100,000      24,050,796
                                                                  --------------
                                                                    120,350,938


                13 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--9.1%
Carlyle Capital Investment Ltd., CDO,
Series 2007-3A, 5.38%, 4/8/08 1,4                 $  50,000,000  $   50,000,000
--------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc.,
Series B:
5.25%, 7/19/07                                        9,185,000       9,120,705
5.26%, 8/31/07                                        2,040,000       2,012,876
5.29%, 6/20/07                                        8,000,000       7,977,664
--------------------------------------------------------------------------------
K2 (USA) LLC,
5.24%, 7/27/07                                       35,100,000      34,813,896
--------------------------------------------------------------------------------
LINKS Finance LLC
1, 5.32%, 12/3/07 1                                  15,000,000      14,998,488
--------------------------------------------------------------------------------
Parkland (USA) LLC,
5.30%, 7/16/07 1,3                                   50,000,000      49,998,763
--------------------------------------------------------------------------------
Sigma Finance, Inc.:
5.24%, 6/27/07                                       50,000,000      49,810,778
5.24%, 7/26/07                                       50,000,000      49,599,722

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
Ticonderoga Funding LLC,
5.26%, 8/13/07                                    $  43,583,000  $   43,119,905
--------------------------------------------------------------------------------
ZAIS Levered Loan Fund Ltd. CLO,
Series 2007-6A, 5.39%, 3/3/08 1,4                    50,000,000      49,996,272
                                                                 ---------------
                                                                    361,449,069
                                                                 ---------------
Total Short-Term Notes
(Cost $1,820,561,893)                                             1,820,561,893

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $3,972,668,033)                                     100.2%  3,972,668,033
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                      (0.2)     (8,958,363)
                                                  ------------------------------

NET ASSETS                                                100.0% $3,963,709,670
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $862,854,227, or 21.77% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $303,539,958 or 7.66% of the Fund's net assets as of May 31, 2007.

4. Illiquid security. The aggregate value of illiquid securities as of May 31, 2007 was $99,996,272, which represents 2.52% of the Fund's net assets. See Note 4 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                14 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES  May 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $3,972,668,033)--see accompanying statement of  investments  $ 3,972,668,033
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                       8,468,914
Shares of beneficial interest sold                                                             1,555,188
Investments sold                                                                                   7,375
Other                                                                                             27,076
                                                                                         ----------------
Total assets                                                                               3,982,726,586

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                   692,607
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                                     18,017,945
Trustees' compensation                                                                           200,376
Shareholder communications                                                                        12,277
Other                                                                                             93,711
                                                                                         ----------------
Total liabilities                                                                             19,016,916

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 3,963,709,670
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $     3,963,722
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 3,959,758,570
---------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                   (5,747)
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                      (6,875)
                                                                                         ----------------

NET ASSETS                                                                               $ 3,963,709,670
                                                                                         ================

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class E Shares:
Net asset value and redemption price per share (based on net assets
of $3,963,198,054 and 3,963,210,676 shares of beneficial interest outstanding)           $          1.00
---------------------------------------------------------------------------------------------------------
Class L Shares:
Net asset value and redemption price per share (based on net assets
of $501,616 and 501,616 shares of beneficial interest outstanding)                       $          1.00
---------------------------------------------------------------------------------------------------------
Class P Shares:
Net asset value and redemption price per share (based on net assets
of $10,000 and 10,000 shares of beneficial interest)                                     $          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                15 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS  For the Period Ended May 31, 2007 1
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Interest                                                                                 $   128,449,444
---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                                2,381,526
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                           212,801
---------------------------------------------------------------------------------------------------------
Shareholder communications Class E                                                                20,000
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                       14,794
---------------------------------------------------------------------------------------------------------
Other                                                                                            102,564
                                                                                         ----------------
Total expenses                                                                                 2,731,685

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                        125,717,759

---------------------------------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS                                                                  (6,875)

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $   125,710,884
                                                                                         ================

1. For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                16 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED MAY 31,                                                                                2007 1
----------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------
Net investment income                                                                    $   125,717,759
----------------------------------------------------------------------------------------------------------
Net realized loss                                                                                 (6,875)
                                                                                         -----------------
Net increase in net assets resulting from operations                                         125,710,884

----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class E                                                                                     (125,721,867)
Class L                                                                                           (1,625)
Class P                                                                                              (14)
                                                                                         -----------------
                                                                                            (125,723,506)

----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class E                                                                                    3,963,110,676
Class L                                                                                          500,616
Class P                                                                                           10,000
                                                                                         -----------------
                                                                                           3,963,621,292

----------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------
Total increase                                                                             3,963,608,670
----------------------------------------------------------------------------------------------------------
Beginning of period                                                                              101,000 2
                                                                                         -----------------
End of period (including accumulated net investment loss of $5,747 for the
period ended May 31, 2007)                                                               $ 3,963,709,670
                                                                                         =================

1. For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2. Reflects the value of the Manager's initial seed money investment on August 2, 2006.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                17 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    CLASS E
                                                              ---------------
PERIOD ENDED MAY 31,                                                   2007 1
-----------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------
Net asset value, beginning of period                          $        1.00
-----------------------------------------------------------------------------
Income from investment operations--net investment income 2              .03
-----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   (.03)
-----------------------------------------------------------------------------

Net asset value, end of period                                $        1.00
                                                              ===============

-----------------------------------------------------------------------------
TOTAL RETURN 3                                                         3.52%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $   3,963,198
-----------------------------------------------------------------------------
Average net assets (in thousands)                             $   3,623,302
-----------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                  5.25%
Total expenses                                                         0.11%

1. For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                18 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

                                                                 CLASS L
                                                              ------------
PERIOD ENDED MAY 31,                                                2007 1
--------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------
Net asset value, beginning of period                          $     1.00
--------------------------------------------------------------------------
Income from investment operations--net investment income 2           .04
--------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.04)
--------------------------------------------------------------------------

Net asset value, end of period                                $     1.00
                                                              ============

--------------------------------------------------------------------------
TOTAL RETURN 3                                                      3.61%
--------------------------------------------------------------------------

--------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $      502
--------------------------------------------------------------------------
Average net assets (in thousands)                             $       68
--------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               3.62%
Total expenses                                                      0.08%

1. For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                19 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                 CLASS P
                                                              ------------
PERIOD ENDED MAY 31,                                                2007 1
--------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------
Net asset value, beginning of period                          $     1.00
--------------------------------------------------------------------------
Income from investment operations--net investment income 2            -- 3
--------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  -- 3
--------------------------------------------------------------------------

Net asset value, end of period                                $     1.00
                                                              ============

--------------------------------------------------------------------------
TOTAL RETURN 4                                                      0.15%
--------------------------------------------------------------------------

--------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $       10
--------------------------------------------------------------------------
Average net assets (in thousands)                             $       10
--------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                               4.79%
Total expenses                                                      0.10%

1. For the period from May 21, 2007 (inception of offering) to May 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                20 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Institutional Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class E, Class L and Class P shares. Class E shares are sold at net asset value per share without any initial sales charge. Class E shares are only offered to other Oppenheimer Funds, the Manager and their affiliates. Class L shares are sold at net asset value without any initial sales charge. Class P shares will normally be sold at net asset value without any initial sales charge and are offered directly to institutional investors. Class P shares may only be sold through an investment professional. Brokers or other investment professionals that offer Class P shares may impose charges on those accounts. As of May 31, 2007, the Manager owned 100% of the Fund's Class L and Class P shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.


                21 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

              UNDISTRIBUTED    UNDISTRIBUTED         ACCUMULATED
              NET INVESTMENT       LONG-TERM                LOSS
              INCOME                    GAIN    CARRYFORWARD 1,2
              --------------------------------------------------
              $ 181,615                 $ --             $ 6,875

1. As of May 31, 2007, the Fund had $6,875 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2016.

2. During the fiscal year ended May 31, 2007, the Fund did not utilize any capital loss carryforwards.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the period ended May 31, 2007 was as follows:

                                           PERIOD ENDED MAY 31, 2007
              ------------------------------------------------------
              Distributions paid from:
              Ordinary income                           $125,723,506

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the period ended May 31, 2007, the Fund's projected benefit obligations were increased by $177,592 and payments of $6,993 were made to retired trustees, resulting in an accumulated liability of $170,599 as of May 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are


                22 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

      <

included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                23 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                  PERIOD ENDED MAY 31, 2007 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS E
Sold                                          29,429,248,572   $ 29,429,248,572
Dividends and/or distributions reinvested          8,258,245          8,258,245
Redeemed                                     (25,474,396,141)   (25,474,396,141)
                                            ------------------------------------
Net increase                                   3,963,110,676   $  3,963,110,676
                                            ====================================

--------------------------------------------------------------------------------
CLASS L
Sold                                                 499,000   $        499,000
Dividends and/or distributions reinvested              1,616              1,616
Redeemed                                                  --                 --
                                            ------------------------------------
Net increase                                         500,616   $        500,616
                                            ====================================

--------------------------------------------------------------------------------
CLASS P
Sold                                                  10,000   $         10,000
Dividends and/or distributions reinvested                 --                 --
Redeemed                                                  --                 --
                                            ------------------------------------
Net increase                                          10,000           $ 10,000
                                            ====================================

1. For the period from October 3, 2006 (commencement of operations) to May 31, 2007 for Class E and Class L and for the period from May 21, 2007 (inception of offering) to May 31, 2007 for Class P.

2. The Fund sold 100,000 Class E shares at a value of $100,000 and 1,000 Class L shares at a value of $1,000 to the Manager upon seeding of the Fund on August 2, 2006.

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.10% of the average net assets.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS P SHARES. The Fund has adopted a Service Plan for Class P shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class P shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class P shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts


                24 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND of their customers that hold Class P shares. Any unreimbursed expenses the Distributor incurs with respect to Class P shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of May 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of May 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

   In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                25 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER INSTITUTIONAL MONEY MARKET
FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Institutional Money Market Fund, including the statement of investments, as of May 31, 2007, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period October 3, 2006 (commencement of operations) to May 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Institutional Money Market Fund as of May 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period October 3, 2006 (commencement of operations) to May 31, 2007, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
July 16, 2007


                26 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                27 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                28 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
FUND, LENGTH OF SERVICE, AGE      NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of
Chairman of the Board of          Special Value Opportunities Fund, LLC (registered investment company) (since September
Trustees (since 2007),            2004); Investment Advisory Board Member of Zurich Financial Services (insurance) (since
Trustee (since 2006)              October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since
Age: 64                           August 1990); Trustee of the Institute for Advanced Study (non-profit educational institute)
                                  (since May 1992); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004) and Managing Principal (1997-December
                                  1998); Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit);
                                  Governor, Jerome Levy Economics Institute of Bard College (August 1990-September 2001)
                                  (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 62 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since
Trustee (since 2006)              2005); Director of ICI Education Foundation (education foundation) (since October 1991);
Age: 66                           President of the Investment Company Institute (trade association) (October 1991-June
                                  2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June
                                  2004). Oversees 52 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 62 portfolios in the
Trustee (since 2006)              OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since
Trustee (since 2006)              1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002);
Age: 68                           Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior
                                  Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group
                                  (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward
                                  Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the
                                  Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation
                                  (1994-1999); Provost at Duke University (1983-1991). Oversees 52 portfolios in the
                                  OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior
Trustee (since 2006)              Vice President and General Auditor of American Express Company (financial services company)
Age: 64                           (July 1998-February 2003). Oversees 52 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Managing Director of Public Capital Advisors, LLC (privately-held financial adviser) (since
Trustee (since 2006)              2006); Director of Columbia Equity Financial Corp. (privately-held financial adviser) (since
Age: 55                           2002); Managing Director of Carmona Motley, Inc. (privately-held financial adviser) (since
                                  January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001); Member of the Finance and Budget Committee of the
                                  Council on Foreign Relations, Member of the Investment Committee of the Episcopal Church of
                                  America, Member of the Investment Committee and Board of Human Rights


                29 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
JOEL W. MOTLEY,                   Watch and the Investment Committee of Historic Hudson Valley. Oversees 52 portfolios in the
Continued                         OppenheimerFunds complex.

KENNETH A. RANDALL, 1             Director of Dominion Resources, Inc. (electric utility holding company) (February
Trustee (since 2006)              1972-October 2005); Former Director of Prime Retail, Inc. (real estate investment trust),
Age: 80                           Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's Mutual Casualty
                                  Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                  Company; Former President and Chief Executive Officer of The Conference Board, Inc.
                                  (international economic and business research). Oversees 52 portfolios in the
                                  OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of The Directorship Search Group, Inc. (corporate governance consulting and
Trustee (since 2006)              executive recruiting) (since 1993); Life Trustee of International House (non- profit
Age: 75                           educational organization); Former Trustee of the Historical Society of the Town of
                                  Greenwich; Former Director of Greenwich Hospital Association; Founder, Chairman and Chief
                                  Executive Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan &
                                  Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force (1954-1958). Oversees 52
                                  portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco (since
Trustee (since 2006)              1996); Director of Lakes Environmental Association (since 1996); Member of the Investment
Age: 66                           Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of
                                  Fortis/Hartford mutual funds (1994-December 2001). Oversees 52 portfolios in the
                                  OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production company)
Trustee (since 2006)              (since 1994); Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash
Age: 59                           processing and production) (1996-2006); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve
                                  Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999).
                                  Oversees 52 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
AND OFFICER                       YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL
                                  HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR
                                  UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE
                                  TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President
Trustee, President and            of the Manager (September 2000-March 2007); President and a director or trustee of other
Principal Executive Officer       Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the
(since 2006)                      Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding
Age: 58                           company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds
                                  Distributor, Inc. (subsidiary of the Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds
                                  Legacy Program (charitable trust program established by the Manager) (since July 2001);
                                  Director of the following investment advisory subsidiaries of the Manager: OFI
                                  Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity
                                  Investment Management Corporation and Tremont Capital Management, Inc. (since November

1. As of 6/30/07, Kenneth Randall has retired.


                30 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

JOHN V. MURPHY,                   2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
Continued                         July 2001); President (since November 1, 2001) and Director (since July 2001) of Oppenheimer
                                  Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance
                                  Company (OAC's parent company) (since February 1997); Director of DLB Acquisition
                                  Corporation (holding company parent of Babson Capital Management LLC) (since June 1995);
                                  Member of the Investment Company Institute's Board of Governors (since October 3, 2003);
                                  Chief Operating Officer of the Manager (September 2000-June 2001); President and Trustee of
                                  MML Series Investment Fund and MassMutual Select Funds (open-end investment companies)
                                  (November 1999-November 2001); Director of C.M. Life Insurance Company (September
                                  1999-August 2000); President, Chief Executive Officer and Director of MML Bay State Life
                                  Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp and
                                  Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                  1998). Oversees 102 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK, GILLESPIE
OF THE FUND                       AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NEW
                                  YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MSS. WOLF AND IVES,
                                  6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112- 3924. EACH OFFICER SERVES FOR AN INDEFINITE
                                  TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CAROL E. WOLF,                    Senior Vice President of the Manager (since June 2000) and of HarbourView Asset Management
Vice President and Portfolio      Corporation (since June 2003); an officer of 6 portfolios in the OppenheimerFunds complex.
Manager (since 2006)              Formerly Vice President of OppenheimerFunds, Inc. (June 1990-June 2000).
Age: 55

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and Chief          President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Compliance Officer                Shareholder Services, Inc. (since June 1983). Former Vice President and Director of Internal
(since 2006)                      Audit of the Manager (1997-February 2004). An officer of 102 portfolios in the
Age: 56                           OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal           following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial & Accounting            Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer
Officer (since 2006)              Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March
Age: 47                           2000), OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May
                                  2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds
                                  Legacy Program (charitable trust program established by the Manager) (since June 2003);
                                  Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                  Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),
                                  Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds
                                  Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer of Bankers
                                  Trust Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2006)                      1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 36


                31 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting
Assistant Treasurer               and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of
(since 2006)                      Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at
Age: 37                           American Data Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2006)            Manager; General Counsel and Director of the Distributor (since December 2001); General
Age: 58                           Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice
                                  President and General Counsel of Harbour-View Asset Management Corporation (since December
                                  2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary
                                  (since September 1997) and Director (since November 2001) of OppenheimerFunds International
                                  Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                  Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                  (since November 2001); Senior Vice President, General Counsel and Director of Shareholder
                                  Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                  President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust
                                  Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June
                                  2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc.
                                  (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                  Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                  Assistant Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                  International Ltd. (September 1997-November 2001). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President
Assistant Secretary               (April 2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate
(since 2006)                      Vice President (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000)
Age: 39                           of UBS Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004);
Assistant Secretary               First Vice President (2001-September 2004); Director (2000- September 2004) and Vice
(since 2006)                      President (1998-2000) of Merrill Lynch Investment Management. An officer of 102 portfolios
Age: 43                           in the OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October
Assistant Secretary               2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October
(since 2006)                      2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation
Age: 41                           (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc.
                                  (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder
                                  Financial Services, Inc. (since December 2001); Assistant Counsel of the Manager (August
                                  1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                32 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $22,500 in fiscal 2007 and no such fees in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $71,550 in fiscal 2007 and no such fees in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews, professional services relating to FAS 123R and review of internal controls for the SAP conversion.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $71,550 in fiscal 2007 and no such fees in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/12/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/12/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/12/2007